Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
February 28, 2023
MC-NPRT1-0423
1.797928.119
Common Stocks - 97.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.4%
Frontier Communications Parent, Inc. (a)(b)	60,100	1,644
Iridium Communications, Inc.	99,500	6,106
		7,750
Entertainment - 0.3%
Endeavor Group Holdings, Inc. (a)	81,300	1,814
Liberty Media Corp. Liberty Formula One Series C (a)	30,300	2,056
Warner Music Group Corp. Class A	62,600	1,976
		5,846
Interactive Media & Services - 0.2%
IAC, Inc. (a)	9,000	467
TripAdvisor, Inc. (a)	47,900	1,033
Ziff Davis, Inc. (a)	42,100	3,325
		4,825
Media - 0.9%
Cable One, Inc.	6,100	4,213
Gray Television, Inc.	73,300	858
Interpublic Group of Companies, Inc.	75,751	2,692
Nexstar Broadcasting Group, Inc. Class A	23,800	4,424
S4 Capital PLC (a)	204,200	505
The New York Times Co. Class A	125,100	4,816
		17,508
TOTAL COMMUNICATION SERVICES		35,929
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.4%
Adient PLC (a)	245,800	10,501
Lear Corp.	112,853	15,760
Novem Group SA	173,400	1,614
		27,875
Automobiles - 0.6%
Harley-Davidson, Inc.	256,272	12,186
Diversified Consumer Services - 0.5%
Cairo Mezz PLC (a)	6,339,771	785
H&R Block, Inc.	231,400	8,516
		9,301
Hotels, Restaurants & Leisure - 4.5%
ARAMARK Holdings Corp.	306,200	11,268
Brinker International, Inc. (a)	127,100	4,830
Caesars Entertainment, Inc. (a)	219,302	11,132
Churchill Downs, Inc.	96,647	23,754
Domino's Pizza, Inc.	33,600	9,879
Planet Fitness, Inc. (a)	85,500	6,930
Vail Resorts, Inc.	25,900	6,047
Wyndham Hotels & Resorts, Inc.	234,433	18,056
		91,896
Household Durables - 1.7%
Leggett & Platt, Inc. (b)	204,240	7,044
Mohawk Industries, Inc. (a)	75,940	7,810
NVR, Inc. (a)	1,478	7,647
Taylor Morrison Home Corp. (a)	335,764	12,030
		34,531
Multiline Retail - 0.6%
Nordstrom, Inc.	151,934	2,960
Ollie's Bargain Outlet Holdings, Inc. (a)	147,900	8,510
		11,470
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	26,000	5,571
Five Below, Inc. (a)	84,900	17,345
Foot Locker, Inc.	176,500	7,717
		30,633
Textiles, Apparel & Luxury Goods - 2.3%
Capri Holdings Ltd. (a)	241,364	11,964
Prada SpA	909,100	6,150
PVH Corp.	147,954	11,872
Tapestry, Inc.	363,149	15,801
		45,787
TOTAL CONSUMER DISCRETIONARY		263,679
CONSUMER STAPLES - 4.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	13,400	4,339
Celsius Holdings, Inc. (a)	42,100	3,823
		8,162
Food & Staples Retailing - 1.9%
Albertsons Companies, Inc.	38,700	769
BJ's Wholesale Club Holdings, Inc. (a)	137,100	9,844
Casey's General Stores, Inc.	15,800	3,286
Grocery Outlet Holding Corp. (a)	57,684	1,560
Performance Food Group Co. (a)	254,200	14,385
Sprouts Farmers Market LLC (a)	146,600	4,441
U.S. Foods Holding Corp. (a)	112,200	4,211
		38,496
Food Products - 1.2%
Bunge Ltd.	8,700	831
Darling Ingredients, Inc. (a)	157,100	9,940
Freshpet, Inc. (a)(b)	24,600	1,530
Ingredion, Inc.	71,200	7,077
Nomad Foods Ltd. (a)	73,600	1,319
Post Holdings, Inc. (a)	22,426	2,017
Sovos Brands, Inc. (a)	75,300	984
		23,698
Household Products - 0.3%
Energizer Holdings, Inc.	114,800	4,159
Reynolds Consumer Products, Inc.	53,900	1,479
		5,638
Personal Products - 0.5%
BellRing Brands, Inc. (a)	142,246	4,393
Olaplex Holdings, Inc. (a)	64,700	318
The Beauty Health Co. (a)(b)	504,887	6,367
		11,078
TOTAL CONSUMER STAPLES		87,072
ENERGY - 3.5%
Energy Equipment & Services - 1.0%
Championx Corp.	393,800	12,038
Liberty Oilfield Services, Inc. Class A	539,260	8,224
		20,262
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)	179,025	4,690
APA Corp.	205,402	7,883
Denbury, Inc. (a)	83,502	6,962
EQT Corp.	178,492	5,922
HF Sinclair Corp.	249,106	12,386
Northern Oil & Gas, Inc.	240,700	7,471
Targa Resources Corp.	64,300	4,765
		50,079
TOTAL ENERGY		70,341
FINANCIALS - 14.2%
Banks - 5.3%
Associated Banc-Corp.	484,153	11,208
Bancorp, Inc., Delaware (a)	673,469	23,295
Cadence Bank	335,111	8,901
East West Bancorp, Inc.	165,523	12,615
First Interstate Bancsystem, Inc.	96,214	3,419
PacWest Bancorp	420,700	11,674
Pathward Financial, Inc.	60,447	3,083
Pinnacle Financial Partners, Inc.	87,959	6,517
Piraeus Financial Holdings SA (a)	1,022,216	2,596
Popular, Inc.	124,200	8,868
Synovus Financial Corp.	168,800	7,058
Wintrust Financial Corp.	78,242	7,208
		106,442
Capital Markets - 0.8%
Interactive Brokers Group, Inc.	114,200	9,834
Lazard Ltd. Class A	81,561	3,047
Patria Investments Ltd.	180,100	2,856
		15,737
Consumer Finance - 1.4%
FirstCash Holdings, Inc.	61,966	5,468
NerdWallet, Inc. (a)	356,883	7,366
OneMain Holdings, Inc.	364,980	15,727
		28,561
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	227,895	5,146
Sunrisemezz Ltd. (a)	16,978	2
Voya Financial, Inc.	26,291	1,958
		7,106
Insurance - 4.3%
American Financial Group, Inc.	95,381	12,792
BRP Group, Inc. (a)	353,999	10,174
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,337	10,024
Globe Life, Inc.	61,096	7,435
Primerica, Inc.	72,100	13,839
Reinsurance Group of America, Inc.	99,900	14,433
Talanx AG	68,538	3,274
Unum Group	330,400	14,719
		86,690
Mortgage Real Estate Investment Trusts - 0.2%
Rithm Capital Corp.	516,181	4,697
Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc. (a)	210,300	9,966
Essent Group Ltd.	313,200	13,452
MGIC Investment Corp.	669,723	9,215
UWM Holdings Corp. Class A (b)	1,178,296	5,020
		37,653
TOTAL FINANCIALS		286,886
HEALTH CARE - 9.3%
Biotechnology - 1.6%
Exelixis, Inc. (a)	630,000	10,760
Repligen Corp. (a)	30,000	5,231
United Therapeutics Corp. (a)	70,400	17,321
		33,312
Health Care Equipment & Supplies - 3.4%
Insulet Corp. (a)	32,800	9,065
Masimo Corp. (a)	128,000	21,416
Nevro Corp. (a)	200,000	6,288
Penumbra, Inc. (a)	88,500	23,009
Tandem Diabetes Care, Inc. (a)	235,000	8,427
		68,205
Health Care Providers & Services - 3.6%
Acadia Healthcare Co., Inc. (a)	188,500	13,668
agilon health, Inc. (a)	560,000	11,878
Alignment Healthcare, Inc. (a)	674,100	6,701
Molina Healthcare, Inc. (a)	28,000	7,709
Option Care Health, Inc. (a)	428,000	13,127
Privia Health Group, Inc. (a)	276,000	7,709
Surgery Partners, Inc. (a)	345,000	11,540
		72,332
Life Sciences Tools & Services - 0.7%
Bruker Corp.	204,000	14,060
TOTAL HEALTH CARE		187,909
INDUSTRIALS - 20.2%
Aerospace & Defense - 2.1%
HEICO Corp. Class A	152,213	19,811
Howmet Aerospace, Inc.	223,000	9,406
Spirit AeroSystems Holdings, Inc. Class A	397,500	13,587
		42,804
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	547,300	11,455
Airlines - 0.2%
JetBlue Airways Corp. (a)	505,400	4,195
Building Products - 1.1%
Carlisle Companies, Inc.	84,340	21,778
Commercial Services & Supplies - 0.7%
The Brink's Co.	212,492	13,865
Construction & Engineering - 1.5%
MDU Resources Group, Inc.	127,868	4,073
Willscot Mobile Mini Holdings (a)	496,398	25,512
		29,585
Electrical Equipment - 1.2%
Regal Rexnord Corp.	161,033	25,385
Machinery - 6.4%
AGCO Corp.	132,300	18,629
Allison Transmission Holdings, Inc.	112,663	5,351
Chart Industries, Inc. (a)	62,200	8,304
Crane Holdings Co.	123,300	14,769
Dover Corp.	62,500	9,369
ESAB Corp.	277,500	16,275
Flowserve Corp.	597,094	20,713
IDEX Corp.	89,675	20,175
ITT, Inc.	173,387	15,759
		129,344
Marine - 0.7%
Kirby Corp. (a)	192,394	13,954
Professional Services - 2.0%
CACI International, Inc. Class A (a)	69,800	20,451
KBR, Inc.	359,100	19,790
		40,241
Road & Rail - 1.8%
Landstar System, Inc.	126,611	22,890
RXO, Inc. (a)	267,400	5,500
XPO, Inc. (a)	266,400	8,887
		37,277
Trading Companies & Distributors - 1.9%
Air Lease Corp. Class A	323,700	14,010
WESCO International, Inc.	144,513	23,928
		37,938
TOTAL INDUSTRIALS		407,821
INFORMATION TECHNOLOGY - 13.1%
Electronic Equipment & Components - 2.3%
Avnet, Inc.	315,800	14,119
Cognex Corp.	230,671	10,938
Jabil, Inc.	104,300	8,660
Trimble, Inc. (a)	97,800	5,091
TTM Technologies, Inc. (a)	420,800	5,592
Vishay Intertechnology, Inc.	103,800	2,204
		46,604
IT Services - 3.7%
Akamai Technologies, Inc. (a)	99,700	7,238
AvidXchange Holdings, Inc. (a)	294,600	2,931
Cyxtera Technologies, Inc. Class A (a)	1,045,600	2,342
ExlService Holdings, Inc. (a)	13,073	2,151
GoDaddy, Inc. (a)	114,800	8,692
MongoDB, Inc. Class A (a)	55,000	11,524
Nuvei Corp. (Canada) (a)(c)	133,114	4,076
Repay Holdings Corp. (a)	215,676	1,829
Shift4 Payments, Inc. (a)	28,367	1,830
Twilio, Inc. Class A (a)	182,400	12,259
WEX, Inc. (a)	59,400	11,453
Wix.com Ltd. (a)	94,900	8,591
		74,916
Semiconductors & Semiconductor Equipment - 1.3%
Cirrus Logic, Inc. (a)	156,600	16,091
SolarEdge Technologies, Inc. (a)	33,500	10,650
		26,741
Software - 5.5%
Aspen Technology, Inc. (a)	25,848	5,480
Bill Holdings, Inc. (a)	7,400	626
Black Knight, Inc. (a)	29,192	1,740
Blackbaud, Inc. (a)	177,600	9,891
Blend Labs, Inc. (a)	1,505,593	2,379
Ceridian HCM Holding, Inc. (a)	166,100	12,114
Coupa Software, Inc. (a)	130,600	10,579
Elastic NV (a)	140,100	8,269
Five9, Inc. (a)	149,800	9,887
Gen Digital, Inc.	386,900	7,548
Guidewire Software, Inc. (a)	72,600	5,097
HubSpot, Inc. (a)	28,500	11,026
PTC, Inc. (a)	76,300	9,563
Tenable Holdings, Inc. (a)	282,200	12,482
Workiva, Inc. (a)	48,832	4,356
		111,037
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp. (a)	124,900	4,806
TOTAL INFORMATION TECHNOLOGY		264,104
MATERIALS - 6.9%
Chemicals - 2.5%
Ashland, Inc.	131,000	13,333
RPM International, Inc.	196,300	17,398
The Chemours Co. LLC	325,700	11,132
Valvoline, Inc.	248,604	8,751
		50,614
Construction Materials - 0.9%
Eagle Materials, Inc.	127,100	17,835
Metals & Mining - 2.8%
Alcoa Corp.	306,500	15,000
Cleveland-Cliffs, Inc. (a)	732,100	15,616
Reliance Steel & Aluminum Co.	85,100	21,091
Yamana Gold, Inc.	1,046,200	5,336
		57,043
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	225,400	13,188
TOTAL MATERIALS		138,680
REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.4%
American Homes 4 Rent Class A	129,600	4,020
CubeSmart	525,472	24,692
EastGroup Properties, Inc.	110,100	17,976
Equity Lifestyle Properties, Inc.	74,300	5,090
Essex Property Trust, Inc.	38,300	8,735
Healthcare Trust of America, Inc.	509,700	9,939
Lamar Advertising Co. Class A	150,000	15,684
Postal Realty Trust, Inc.	704,900	10,313
Ryman Hospitality Properties, Inc.	62,800	5,826
SITE Centers Corp.	826,400	11,049
Spirit Realty Capital, Inc.	274,100	11,287
Terreno Realty Corp.	134,400	8,361
Ventas, Inc.	328,700	15,991
		148,963
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC (a)	624,911	8,086
Doma Holdings, Inc. Class A (a)(b)	1,299,267	741
WeWork, Inc. (a)(b)	488,900	567
		9,394
TOTAL REAL ESTATE		158,357
UTILITIES - 3.3%
Electric Utilities - 1.4%
Allete, Inc.	73,100	4,473
IDACORP, Inc.	84,900	8,779
OGE Energy Corp.	278,600	9,952
PNM Resources, Inc.	123,900	6,071
		29,275
Gas Utilities - 0.6%
National Fuel Gas Co. (b)	84,800	4,857
ONE Gas, Inc. (b)	47,118	3,777
UGI Corp.	88,600	3,299
		11,933
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc. (b)	21,300	1,800
Multi-Utilities - 0.6%
NiSource, Inc.	153,100	4,200
NorthWestern Energy Corp.	138,000	7,974
		12,174
Water Utilities - 0.6%
Essential Utilities, Inc.	289,815	12,398
TOTAL UTILITIES		67,580
TOTAL COMMON STOCKS (Cost $1,744,051)		1,968,358

Convertible Bonds - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,551)	2,404	1,603

U.S. Treasury Obligations - 0.0%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.54% 4/6/23 (e) (Cost $1,015)	1,020	1,015

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (f)	53,205,983	53,217
Fidelity Securities Lending Cash Central Fund 4.63% (f)(g)	25,880,598	25,883
TOTAL MONEY MARKET FUNDS (Cost $79,098)		79,100

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,825,715)	2,050,076
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(30,665)
NET ASSETS - 100.0%	2,019,411

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	70	Mar 2023	18,222	(211)	(211)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,076,000 or 0.2% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,001,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	56,961	184,744	188,488	331	2	(2)	53,217	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	29,703	160,323	164,143	86	-	-	25,883	0.1%
Total	86,664	345,067	352,631	417	2	(2)	79,100

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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